Financing and Interest - Schedule of Financing and Interest (Details) - CAD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Schedule of Financing and Interest [Abstract]
Interest on debt	[1]	$ 11,191	$ 10,130	$ 12,187	$ 29,908
Performance guarantee fees	[2]	332	393	1,367	1,763
Interest expense		11,523	10,523	13,554	31,671
Amortization of debt issuance costs		1,582	2,899	1,825	5,811
Accretion of decommissioning obligations (Note 6)		790	458	1,786	1,374
Accretion of lease liabilities		66	121	218	549
Financing expense		2,438	3,478	3,829	7,734
Financing and interest expenses		$ 13,961	$ 14,001	$ 17,383	$ 39,405

[1]	Interest on debt includes standby fees and other miscellaneous charges.
[2]	Consists of fees charged related to the Letter of Credit Facility (Note 5).